Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Composite depreciation rate	Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%